Share Based Compensation (Details) - Schedule of share based compensation operating expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share Based Compensation Operating Expenses [Abstract]
Selling and marketing expenses	$ 61,607	$ 111,997	$ 93,439
General and administrative expenses	99,170	99,826	74,911
Total share-based compensation expenses	$ 160,777	$ 211,823	$ 168,350